Document and Entity Information	Feb. 09, 2024
Prospectus:
Document Type	497
Document Period End Date	Feb. 09, 2024
Entity Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 09, 2024
Document Effective Date	Feb. 09, 2024
Prospectus Date	Feb. 09, 2024
JAKOTA K-Pop and Korean Entertainment ETF | JAKOTA K-Pop and Korean Entertainment ETF
Prospectus:
Trading Symbol	KPOP